Segment Information Segment Information - Changes in Operating Income (Loss) By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Operating income (loss)	$ (51,092)	$ 660,436	$ 539,956
Operating Segment Total
Segment Reporting Information [Line Items]
Operating income (loss)	1,210,327	1,374,161	1,196,757
Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Operating income (loss)	278,963	349,275	295,531
Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Operating income (loss)	289,025	299,182	181,813
Operating Segment Total | International
Segment Reporting Information [Line Items]
Operating income (loss)	163,799	142,200	164,190
Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Operating income (loss)	478,540	583,504	555,223
Corporate Support
Segment Reporting Information [Line Items]
Operating income (loss)	(197,089)	(245,600)	(292,371)
Purchase Accounting
Segment Reporting Information [Line Items]
Operating income (loss)	$ (1,064,330)	(468,125)	(364,430)
As previously presented
Segment Reporting Information [Line Items]
Operating income (loss)		660,436	539,956
As previously presented | Operating Segment Total
Segment Reporting Information [Line Items]
Operating income (loss)		1,374,161	1,196,757
As previously presented | Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Operating income (loss)		344,125	294,256
As previously presented | Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Operating income (loss)		300,394	182,615
As previously presented | Operating Segment Total | International
Segment Reporting Information [Line Items]
Operating income (loss)		144,125	164,949
As previously presented | Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Operating income (loss)		585,517	554,937
As previously presented | Corporate Support
Segment Reporting Information [Line Items]
Operating income (loss)		(245,600)	(292,371)
As previously presented | Purchase Accounting
Segment Reporting Information [Line Items]
Operating income (loss)		(468,125)	(364,430)
Change
Segment Reporting Information [Line Items]
Operating income (loss)		0	0
Change | Operating Segment Total
Segment Reporting Information [Line Items]
Operating income (loss)		0	0
Change | Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Operating income (loss)		5,150	1,275
Change | Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Operating income (loss)		(1,212)	(802)
Change | Operating Segment Total | International
Segment Reporting Information [Line Items]
Operating income (loss)		(1,925)	(759)
Change | Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Operating income (loss)		(2,013)	286
Change | Corporate Support
Segment Reporting Information [Line Items]
Operating income (loss)		0	0
Change | Purchase Accounting
Segment Reporting Information [Line Items]
Operating income (loss)		$ 0	$ 0